Shareholders' Equity - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 04, 2012	Dec. 31, 2019	Dec. 31, 2018	Jun. 27, 2019
Disclosure Of Detailed information Of Share Capital [line items]
Share capital		$ 3,924
Description in classes of shares		four classes of shares (A, B, C and D)
Par value of share		$ 10
Description of voting rights		1 vote per share
Explanation of law enacted equity structure		According to Law 26,741, achieving self-sufficiency in the supply of hydrocarbons as well as in the exploitation, industrialization, transportation and sale of hydrocarbons, is thereby declared of national public interest and a priority for Argentina, with the goal of guaranteeing socially equitable economic development, the creation of jobs, the increase of the competitiveness of various economic sectors and the equitable and sustainable growth of the provinces and regions. The shares subject to expropriation were distributed as follows: 51% for the Argentine federal government and 49% for certain Argentine Provinces.
Reserve for the purchase of treasury shares			$ 280
Reserves for investments			33,235
Dividend per share				$ 5.8478
Future dividends [member]
Disclosure Of Detailed information Of Share Capital [line items]
Reserves for dividend			$ 4,800
Expropation Shares of YPF Owned by Repsol [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Proportion of ownership interests in equity	57.43%
Participation in the capital stock	51.00%
Petersen Energia SAU and Affiliates [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Participation in the capital stock	25.46%
Federal Government [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	51.00%
State or Province [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	49.00%
Ordinary shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Number of shares of common stock		393,312,793
Class A Shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Common shares outstanding		3,764
Description of shares based on grants outstanding		the affirmative vote of Argentine Government is required for: 1) mergers, 2) acquisitions of more than 50% of YPF shares in an agreed or hostile bid, 3) transfers of all the YPF’s production and exploration rights, 4) the voluntary dissolution of YPF or 5) change of corporate and/or tax address outside the Argentine Republic. Items 3) and 4) will also require prior approval by the Argentine Congress.
Proportion of maximum shares acquired by related party		50.00%